Condensed Consolidating Financial Information of Guarantor Subsidiaries	9 Months Ended
Sep. 30, 2011
Condensed Consolidating Financial Information of Guarantor Subsidiaries [Abstract]
Condensed Consolidating Financial Information Of Guarantor Subsidiaries

NOTE 16. Condensed Consolidating Financial Information of Guarantor Subsidiaries

On April 6, 2011, the Company completed the sale of $500 million aggregate principal amount of 6.75% senior notes due April 15, 2019 (the “Senior Notes”). The Senior Notes were issued under an Indenture, dated April 6, 2011 (the “Indenture”), among the Company, the subsidiary guarantors named therein, and The Bank of New York Mellon Trust Company, N.A., as trustee (the “Trustee”). The Indenture and the form of Senior Notes provide, among other things, that the Senior Notes will be senior unsecured obligations of the Company. Interest is payable on the Senior Notes on April 15 and October 15 of each year beginning on October 15, 2011 until maturity. Each of the Company’s existing and future 100% owned domestic restricted subsidiaries that guarantee debt under the Company’s asset based credit facility will guarantee the Senior Notes.

The terms of the Indenture, among other things, limit the ability of the Company and certain of its subsidiaries to make restricted payments; restrict dividends or other payments of subsidiaries; incur additional debt; engage in transactions with affiliates; create liens on assets; engage in sale and leaseback transactions; and consolidate, merge or transfer all or substantially all of its assets and the assets of its subsidiaries. The Indenture provides for customary events of default which include (subject in certain cases to customary grace and cure periods), among others: nonpayment of principal or interest; breach of other agreements in the Indenture; defaults in failure to pay certain other indebtedness; the rendering of judgments to pay certain amounts of money against the Company and its subsidiaries; the failure of certain guarantees to be enforceable; and certain events of bankruptcy or insolvency. Generally, if an event of default occurs and is not cured within the time periods specified, the Trustee or the holders of at least 25% in principal amount of the then outstanding series of Senior Notes may declare all the Senior Notes of such series to be due and payable immediately.

The Senior Notes were sold to the initial purchasers who are party to a certain purchase agreement (the “Initial Purchasers”) for resale to qualified institutional buyers under Rule 144A and to persons outside the United States under Regulation S. Pursuant to the terms of the registration rights agreement, dated April 6, 2011 (the “Registration Rights Agreement”), among the Company, the subsidiary guarantors named therein and the Initial Purchasers, the Company has agreed to offer to exchange substantially identical senior notes that have been registered under the Securities Act of 1933, as amended, for the Senior Notes, or, in certain circumstances, to register resales of the Senior Notes.

On April 6, 2011 and concurrently with the completion of the sale of the Senior Notes, the Company repaid its obligations under the Company’s $500 million Term Loan Credit Agreement. During the second quarter of 2011, the Company recorded $24 million of losses for unamortized discount and debt issue costs associated with the Term Loan Credit Agreement.

Guarantor Financial Statements

Certain subsidiaries of the Company (as listed below, collectively the “Guarantor Subsidiaries”) have guaranteed fully and unconditionally, on a joint and several basis, the obligation to pay principal and interest under the Company’s Senior Credit Agreements. The Guarantor Subsidiaries include: Visteon Electronics Corporation; Visteon European Holdings, Inc.; Visteon Global Treasury, Inc.; Visteon International Business Development, Inc.; Visteon International Holdings, Inc.; Visteon Global Technologies, Inc.; Visteon Systems, LLC; and VC Aviation Services, LLC.

The guarantor financial statements are comprised of the following condensed consolidating financial information:

•	The Parent Company, the issuer of the guaranteed obligations;

•	Guarantor subsidiaries, on a combined basis, as specified in the indentures related to the Senior Notes;

•	Non-guarantor subsidiaries, on a combined basis;

•

Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, the guarantor subsidiaries and the non-guarantor subsidiaries, (b) eliminate the investments in affiliates, and (c) record consolidating entries.

VISTEON CORPORATION

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Successor - Three Months Ended September 30, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales	$77	$464	$1,804	$(308)	$2,037
Cost of sales	125	390	1,682	(308)	1,889
Gross margin	(48)	74	122	—	148
Selling, general and administrative expense	28	18	54	—	100
Other expense, net	282	—	(281)	—	1

Operating (loss) income	(358)	56	349	—	47
Interest expense, net	10	(5)	—	—	5
Equity in net income of non-consolidated affiliates	—	—	43	—	43

(Loss) income before income taxes and earnings of subsidiaries	(368)	61	392	—	85
Provision for income taxes	6	—	19	—	25

(Loss) income before earnings of subsidiaries	(374)	61	373	—	60
Equity in earnings of subsidiaries	415	15	—	(430)	—

Net income	41	76	373	(430)	60
Net income attributable to non-controlling interests	—	—	19	—	19

Net income attributable to Visteon Corporation	$41	$76	$354	$(430)	$41

	Predecessor – Three Months Ended September 30, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$74	$357	$1,496	$(225)	$1,702
Services	28	—	—	—	28

	102	357	1,496	(225)	1,730

Cost of sales
Products	(44)	357	1,575	(225)	1,663
Services	27	—	—	—	27

	(17)	357	1,575	(225)	1,690
Gross margin	119	—	(79)	—	40
Selling, general and administrative expense	24	14	53	—	91
Other expense, net	1	—	2	—	3
Reorganization expense, net	54	—	—	—	54

Operating income (loss)	40	(14)	(134)	—	(108)
Interest expense, net	39	(6)	(2)	—	31
Equity in net income of non-consolidated affiliates	—	—	35	—	35

Income (loss) before income taxes and earnings of subsidiaries	1	(8)	(97)	—	(104)
Provision for income taxes	6	—	13	—	19

Loss before earnings of subsidiaries	(5)	(8)	(110)	—	(123)
Equity in (loss) earnings of consolidated subsidiaries	(135)	1,226	—	(1,091)	—

Net (loss) income	(140)	1,218	(110)	(1,091)	(123)
Net income attributable to non-controlling interests	—	—	17	—	17

Net (loss) income attributable to Visteon Corporation	$(140)	$1,218	$(127)	$(1,091)	$(140)

	Successor – Nine Months Ended September 30, 2011
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales	$231	$1,405	$5,470	$(918)	$6,188
Cost of sales	411	1,129	5,072	(918)	5,694
Gross margin	(180)	276	398	—	494
Selling, general and administrative expense	90	50	173	—	313
Other expense, net	—	—	18	—	18

Operating (loss) income	(270)	226	207	—	163
Interest expense, net	30	(10)	2	—	22
Loss on debt extinguishment	24	—	—	—	24
Equity in net income of non-consolidated affiliates	—	—	130	—	130

(Loss) income before income taxes and earnings of subsidiaries	(324)	236	335	—	247
Provision for (benefit from) income taxes	1	(2)	88	—	87

(Loss) income before earnings of subsidiaries	(325)	238	247	—	160
Equity in earnings of consolidated subsidiaries	431	162	—	(593)	—

Net income	106	400	247	(593)	160
Net income attributable to non-controlling interests	—	—	54	—	54

Net income attributable to Visteon Corporation	$106	$400	$193	$(593)	$106

	Predecessor – Nine Months Ended September 30, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$293	$1,191	$4,730	$(777)	$5,437
Services	142	—	—	—	142

	435	1,191	4,730	(777)	5,579

Cost of sales
Products	349	779	4,526	(777)	4,877
Services	140	—	—	—	140

	489	779	4,526	(777)	5,017
Gross margin	(54)	412	204	—	562
Selling, general and administrative expense	107	44	141	—	292
Reorganization expense, net	123	—	—	—	123
Other expense, net	29	2	14	—	45

Operating (loss) income	(313)	366	49	—	102
Interest expense, net	181	(19)	(2)	—	160
Equity in net income of non-consolidated affiliates	—	—	100	—	100

(Loss) income before income taxes and earnings of subsidiaries	(494)	385	151	—	42
Provision for income taxes	2	—	92	—	94

(Loss) income before earnings of subsidiaries	(496)	385	59	—	(52)
Equity in earnings of consolidated subsidiaries	388	1,371	—	(1,759)	—

Net (loss) income	(108)	1,756	59	(1,759)	(52)
Net income attributable to non-controlling interests	—	—	56	—	56

Net (loss) income attributable to Visteon Corporation	$(108)	$1,756	$3	$(1,759)	$(108)

VISTEON CORPORATION

CONDENSED CONSOLIDATING BALANCE SHEETS

	Successor – September 30, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$103	$88	$567	$—	$758
Accounts receivable, net	184	715	1,132	(792)	1,239
Inventories, net	22	28	356	—	406
Other current assets	34	37	230	—	301

Total current assets	343	868	2,285	(792)	2,704

Property and equipment, net	102	85	1,341	—	1,528
Investment in affiliates	2,045	1,142	—	(3,187)	—
Equity in net assets of non-consolidated affiliates	—	—	547	—	547
Intangible assets, net	84	68	214	—	366
Other non-current assets	28	453	61	(453)	89

Total assets	$2,602	$2,616	$4,448	$(4,432)	$5,234

LIABILITIES AND SHAREHOLDERS’ EQUITY

Short-term debt, including current portion of long-term debt	$169	$12	$161	$(261)	$81
Accounts payable	176	258	1,263	(524)	1,173
Other current liabilities	69	20	392	—	481

Total current liabilities	414	290	1,816	(785)	1,735

Long-term debt	495	—	469	(457)	507
Employee benefits	293	64	152	—	509
Other non-current liabilities	27	4	385	—	416

Shareholders’ equity:
Total Visteon Corporation shareholders’ equity	1,373	2,258	932	(3,190)	1,373
Non-controlling interests	—	—	694	—	694

Total shareholders’ equity	1,373	2,258	1,626	(3,190)	2,067

Total liabilities and shareholders’ equity	$2,602	$2,616	$4,448	$(4,432)	$5,234

	Successor - December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$153	$81	$671	$—	$905
Accounts receivable, net	160	956	1,204	(1,228)	1,092
Inventories, net	16	25	323	—	364
Other current assets	93	28	220	—	341

Total current assets	422	1,090	2,418	(1,228)	2,702

Property and equipment, net	104	105	1,367	—	1,576
Investment in affiliates	2,357	1,193	—	(3,550)	—
Equity in net assets of non-consolidated affiliates	—	—	439	—	439
Intangible assets, net	90	76	236	—	402
Other non-current assets	65	439	55	(470)	89

Total assets	$3,038	$2,903	$4,515	$(5,248)	$5,208

LIABILITIES AND SHAREHOLDERS’ EQUITY

Short-term debt, including current portion of long-term debt	$644	$10	$247	$(823)	$78
Accounts payable	186	198	1,218	(399)	1,203
Other current liabilities	142	34	391	(6)	561

Total current liabilities	972	242	1,856	(1,228)	1,842

Long-term debt	472	—	481	(470)	483
Employee benefits	307	74	145	—	526
Other non-current liabilities	27	5	375	—	407

Shareholders’ equity:
Total Visteon Corporation shareholders’ equity	1,260	2,582	968	(3,550)	1,260
Non-controlling interests	—	—	690	—	690

Total shareholders’ equity	1,260	2,582	1,658	(3,550)	1,950

Total liabilities and shareholders’ equity	$3,038	$2,903	$4,515	$(5,248)	$5,208

VISTEON CORPORATION

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Successor - Nine Months Ended September 30, 2011
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net cash (used by) provided from operating activities	$(120)	$(76)	$251	$—	$55

Investing activities
Capital expenditures	(3)	(10)	(172)	—	(185)
Dividends received from consolidated affiliates	57	149	—	(206)	—
Other, including proceeds from divestitures and asset sales	—	—	(2)	—	(2)

Net cash provided from (used by) investing activities	54	139	(174)	(206)	(187)

Financing activities
Cash restriction, net	55	—	(3)	—	52
Short term debt, net	—	—	11	—	11
Proceeds from issuance of debt, net of issuance costs	492	—	11	—	503
Principal payments on debt	(501)	—	(12)	—	(513)
Rights offering fees	(33)	—	—	—	(33)
Dividends paid to consolidated affiliates	—	(57)	(149)	206	—
Other	3	—	(29)	—	(26)

Net cash provided from (used by) financing activities	16	(57)	(171)	206	(6)

Effect of exchange rate changes on cash and equivalents	—	1	(10)	—	(9)

Net (decrease) increase in cash and equivalents	(50)	7	(104)	—	(147)
Cash and equivalents at beginning of period	153	81	671	—	905

Cash and equivalents at end of period	$103	$88	$567	$—	$758

	Predecessor - Nine Months Ended September 30, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net cash (used by) provided from operating activities	$(198)	$(27)	$448	$—	$223

Investing activities
Capital expenditures	(4)	(5)	(108)	—	(117)
Dividends received from consolidated affiliates	44	59	—	(103)	—
Other, including proceeds from divestitures and asset sales	11	1	30	—	42

Net cash provided from (used by) investing activities	51	55	(78)	(103)	(75)

Financing activities
Cash restriction, net	—	(2)	(60)	—	(62)
Short term debt, net	—	—	(9)	—	(9)
Proceeds from issuance of debt, net of issuance costs	—	—	9	—	9
Principal payments on debt	(77)	—	(22)	—	(99)
Rights offering fees	(11)	—	—	—	(11)
Dividends paid to consolidated affiliates	—	(44)	(59)	103	—
Other	(2)	—	(19)	—	(21)

Net cash used by financing activities	(90)	(46)	(160)	103	(193)

Effect of exchange rate changes on cash and equivalents	—	(3)	4	—	1

Net (decrease) increase in cash and equivalents	(237)	(21)	214	—	(44)
Cash and equivalents at beginning of period	353	76	533	—	962

Cash and equivalents at end of period	$116	$55	$747	$—	$918